Long-term debt - Narrative (Details) - USD ($)	Oct. 25, 2024	Apr. 30, 2024	Dec. 31, 2024	Oct. 30, 2024	Jun. 17, 2024	Mar. 28, 2024	Mar. 27, 2024	Jan. 30, 2024	Jan. 29, 2024	Jan. 12, 2024	Jan. 08, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Short-term debt			$ 118,286,000
Interest on long-term debt			$ 76,956,000									$ 60,782,000
Senior unsecured revolving credit facilities
Debt Instrument [Line Items]
Line of credit increase									$ 25,000,000
Line of credit facility, maximum borrowing capacity				$ 25,000,000					$ 100,000,000
Short Term Regulated Services Credit Facility
Debt Instrument [Line Items]
Line of credit facility, terminated	$ 500,000,000
Senior unsecured bank credit facilities and delayed draw term facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity											$ 306,500,000
Delayed Draw Term Facility
Debt Instrument [Line Items]
Debt repaid upon maturity	$ 610,386,000
Senior unsecured notes (Green Equity Units)
Debt Instrument [Line Items]
Par value						$ 1,150,000,000
Debt instrument, effective interest rate						5.365%	1.18%
Purchase contract					$ 50.00
Purchase contract, shares issued					3.3439
Senior Unsecured Notes
Debt Instrument [Line Items]
Debt repaid upon maturity		$ 70,000,000
Senior Notes Due on January 31,2029 | Senior unsecured notes (Green Equity Units)
Debt Instrument [Line Items]
Debt instrument, effective interest rate										5.577%
Senior Notes Due on January 31,2029 | Senior Unsecured Notes
Debt Instrument [Line Items]
Par value										$ 500,000,000
Senior Notes Due on January 31, 2034 | Senior unsecured notes (Green Equity Units)
Debt Instrument [Line Items]
Debt instrument, effective interest rate										5.869%
Senior Notes Due on January 31, 2034 | Senior Unsecured Notes
Debt Instrument [Line Items]
Par value										$ 350,000,000
Due On 2029 Notes | Senior unsecured notes (Green Equity Units)
Debt Instrument [Line Items]
Debt instrument, effective interest rate										99.996%
Due On 2034 Notes | Senior unsecured notes (Green Equity Units)
Debt Instrument [Line Items]
Debt instrument, effective interest rate										99.995%
Securitized Utility Tariff Bonds Due On January 2035 | Senior Secured Utility Bonds
Debt Instrument [Line Items]
Par value								$ 180,500,000
Debt instrument, effective interest rate								4.943%
Securitized Utility Tariff Bonds Due On January 2039 | Senior Secured Utility Bonds
Debt Instrument [Line Items]
Par value								$ 125,000,000
Debt instrument, effective interest rate								5.091%